TAX SITUATION (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred asset
Deferred asset	S/ 480,057	S/ 506,044
Deferred liabilities
Deferred liability	(150,280)	(172,641)
Buildings depreciation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(70,515)	(73,322)
Allowance for loan losses [member] | Other [Member]
Deferred asset
Deferred asset	604,828	545,716
Unrealized loss on hedged bonds [Member] | Other [Member]
Deferred asset
Deferred asset	3,047	43,252
Tax loss carry forward [member] | Other [Member]
Deferred asset
Deferred asset	13,332	38,856
Provision for sundry expenses [Member] | Other [Member]
Deferred asset
Deferred asset	44,885	38,326
Provision for sundry risks [Member]
Deferred asset
Deferred asset	8,750	4,560
Provision for sundry risks [Member] | Other [Member]
Deferred asset
Deferred asset	20,173	17,731
Unrealized loss due to valuation of cash flow hedge derivatives [Member] | Other [Member]
Deferred asset
Deferred asset	22,039	2,105
Unrealized loss due to valuation of available-for-sale investments [Member] | Other [Member]
Deferred asset
Deferred asset	2,563	6,001
Others [Member]
Deferred asset
Deferred asset	12,900	23,607
Deferred liabilities
Deferred liability	(16,549)	(25,444)
Others [Member] | Other [Member]
Deferred asset
Deferred asset	40,447	35,344
Deferred liabilities
Deferred liability	(14,720)	(11,220)
Intangibles [Member]
Deferred liabilities
Deferred liability	(48,797)	(74,975)
Intangibles [Member] | Other [Member]
Deferred liabilities
Deferred liability	(132,553)	(86,746)
Adjustment for difference in exchange of SUNAT and SBS [Member] | Other [Member]
Deferred liabilities
Deferred liability	(35,660)	(40,096)
Unrealized gain due to valuation of derivative financial instruments for hedging purposes [Member] | Other [Member]
Deferred liabilities
Deferred liability	(8,431)	(7,216)
Gain generated in the reorganization of Pacífico EPS [Member]
Deferred liabilities
Deferred liability	(39,515)	(39,515)
Impairments in buildings for rent depreciation | Other [Member]
Deferred asset
Deferred asset	17,489	18,641
Unrealized gain due to valuation of available-for-sale investments [Member]
Deferred liabilities
Deferred liability	(41,910)	(36,721)
Unrealized gain due to valuation of available-for-sale investments [Member] | Other [Member]
Deferred liabilities
Deferred liability	(8,095)	(6,142)
Buildings revaluation [Member]
Deferred liabilities
Deferred liability	(2,578)	(4,664)
Buildings revaluation [Member] | Other [Member]
Deferred liabilities
Deferred liability	(5,917)	(6,589)
Carry forward tax losses [Member]
Deferred asset
Deferred asset	14,039	0
Deferred acquisition costs - DAC [Member]
Deferred liabilities
Deferred liability	(30,322)	(12,945)
Deferred acquisition costs - DAC [Member] | Other [Member]
Deferred liabilities
Deferred liability	(12,855)	(8,597)
Catastrophic insurance reserve [Member]
Deferred liabilities
Deferred liability	(9,561)	(10,062)
Leasing operations related to loans [Member]
Deferred liabilities
Deferred liability	(5,063)	(5,311)
Defferred income due to commission - DIL [Member]
Deferred asset
Deferred asset	S/ 8,326	S/ 8,829